CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Equity shares	Additional paid- in- capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Treasury shares(Equity shares held by controlled trust)	Comprehensive income (loss)
Beginning Balance at Mar. 31, 2009	$ 64,006,999	$ 1,735,105	$ 127,014,384	$ (10,746,318)	$ (53,996,172)
Beginning Balance (in shares) at Mar. 31, 2009		14,615,800
Stock- based compensation	833,214		833,214
Net loss	(8,028,482)				(8,028,482)		(8,028,482)
Foreign currency translation adjustment	6,900,715			6,900,715			6,900,715
Repurchase of equity shares for treasury (in shares)						(750,000)
Repurchase of equity shares for treasury (See Note 13)	(3,106,447)					(3,106,447)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total							(1,127,767)
Ending Balance at Mar. 31, 2010	60,605,999	1,735,105	127,847,598	(3,845,603)	(62,024,654)	(3,106,447)
Ending Balance (in shares) at Mar. 31, 2010		14,615,800				(750,000)
Stock- based compensation	559,157		559,157
Net loss	(6,572,014)				(6,572,014)		(6,572,014)
Foreign currency translation adjustment	408,618			408,618			408,618
Contribution from principal shareholder (See Note 6)	420,589		420,589
Repurchase of equity shares for treasury (in shares)						(265,000)
Repurchase of equity shares for treasury (See Note 13)	(1,320,158)					(1,320,158)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total							(6,163,396)
Ending Balance at Mar. 31, 2011	54,102,191	1,735,105	128,827,344	(3,436,985)	(68,596,668)	(4,426,605)
Ending Balance (in shares) at Mar. 31, 2011		14,615,800				(1,015,000)
Stock- based compensation	787,874		787,874
Net loss	(7,677,245)				(7,677,245)		(7,677,245)
Foreign currency translation adjustment	(5,841,093)			(5,841,093)			(5,841,093)
Stock option exercised (in shares)		194,378
Stock option exercised	1,364,677	21,621	1,343,056
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total							(13,518,338)
Ending Balance at Mar. 31, 2012	$ 42,736,404	$ 1,756,726	$ 130,958,274	$ (9,278,078)	$ (76,273,913)	$ (4,426,605)
Ending Balance (in shares) at Mar. 31, 2012		14,810,178				(1,015,000)